CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Estimated fair value of held-to-maturity securities	$ 456	$ 463	$ 594
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	83,625,000	75,000,000	75,000,000
Common Stock, Shares, Outstanding	83,625,000	75,000,000	75,000,000